Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	ING BALANCED PORTFOLIO INC
Central Index Key	dei_EntityCentralIndexKey	0000846799
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Class I Shares | ING Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Balanced Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVES

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	the secondary investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 259% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	259.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Example $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its investment objectives by investing in a diversified portfolio of various asset classes and investment strategies managed by the sub-adviser ("Sub-Adviser"). The Portfolio may invest in domestic and international securities, including emerging markets securities, which may be denominated in foreign currencies or in the U.S. dollar. The Portfolio may invest in sovereign debt, which is debt issued or guaranteed by foreign government entities. The Portfolio may also invest in derivative instruments including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations and to assist in managing cash.

While the mix of equity and fixed-income securities will vary depending on the Sub-Adviser’s outlook on the markets, under normal circumstances no more than 75% (and no less than 25%) of the Portfolio’s total assets will be invested in equity securities. The Sub-Adviser uses a proprietary asset allocation strategy to determine the percentage of the Portfolio’s net assets to invest in each of the strategies ("Target Allocations"). Target Allocations may be changed by the Sub-Adviser at any time and actual allocations of the Portfolio’s assets may deviate from the Target Allocations. The Portfolio may be rebalanced periodically to return to the Target Allocations, and inflows and outflows may be managed to attain the Target Allocations.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder, and other securities to make tactical asset allocations, minimize risk, and assist in managing cash.

Equity Portion

Equity securities in which the Portfolio may invest include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, and depositary receipts. The Portfolio may invest in companies of any market capitalization. The Portfolio may invest in real estate securities, including real estate investment trusts and natural resource/commodity securities. The Portfolio is a core product and may invest in either growth securities, value securities, or a blend of both.

Fixed-Income Portion

Fixed-income securities in which the Portfolio may invest include, but are not limited to, short-, intermediate-, and long-term bonds rated investment-grade; international bonds and high-yield bonds rated below investment-grade, commonly known as “junk bonds;” and money market instruments. The Portfolio may also invest in treasury inflation protected securities, asset-backed securities, commercial and residential mortgage-backed securities, other securitized and structured debt products, and private placements.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities, debt instruments, and/or money market instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Restricted Securities Securities that are not registered under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, these securities may be less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid by the Portfolio or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 12.13% and Worst quarter: 4th, 2008, (15.78)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Class I Shares | ING Balanced Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	68
3 Yrs	rr_ExpenseExampleYear03	214
5 Yrs	rr_ExpenseExampleYear05	373
10 Yrs	rr_ExpenseExampleYear10	835
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(10.31%)
2003	rr_AnnualReturn2003	18.87%
2004	rr_AnnualReturn2004	9.42%
2005	rr_AnnualReturn2005	4.24%
2006	rr_AnnualReturn2006	9.99%
2007	rr_AnnualReturn2007	5.57%
2008	rr_AnnualReturn2008	(28.10%)
2009	rr_AnnualReturn2009	19.23%
2010	rr_AnnualReturn2010	14.22%
2011	rr_AnnualReturn2011	(1.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.78%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.40%)
5 Yrs	rr_AverageAnnualReturnYear05	0.38%
10 Yrs	rr_AverageAnnualReturnYear10	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 1989
Class I Shares | ING Balanced Portfolio | S&P Target Risk Growth Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.30%	[2]
5 Yrs	rr_AverageAnnualReturnYear05		[2],[3]
10 Yrs	rr_AverageAnnualReturnYear10		[2],[3]
Class I Shares | ING Balanced Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	5.78%	[2]
Class I Shares | ING Balanced Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	4.67%	[4]
Class I Shares | ING Balanced Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[2]
10 Yrs	rr_AverageAnnualReturnYear10	3.51%	[2]
Class S Shares | ING Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Balanced Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVES

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	the secondary investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 259% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	259.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Example $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its investment objectives by investing in a diversified portfolio of various asset classes and investment strategies managed by the sub-adviser (“Sub-Adviser”). The Portfolio may invest in domestic and international securities, including emerging markets securities, which may be denominated in foreign currencies or in the U.S. dollar. The Portfolio may invest in sovereign debt, which is debt issued or guaranteed by foreign government entities. The Portfolio may also invest in derivative instruments including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations and to assist in managing cash.

While the mix of equity and fixed-income securities will vary depending on the Sub-Adviser’s outlook on the markets, under normal circumstances no more than 75% (and no less than 25%) of the Portfolio’s total assets will be invested in equity securities. The Sub-Adviser uses a proprietary asset allocation strategy to determine the percentage of the Portfolio’s net assets to invest in each of the strategies (“Target Allocations”). Target Allocations may be changed by the Sub-Adviser at any time and actual allocations of the Portfolio’s assets may deviate from the Target Allocations. The Portfolio may be rebalanced periodically to return to the Target Allocations, and inflows and outflows may be managed to attain the Target Allocations.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder, and other securities to make tactical asset allocations, minimize risk, and assist in managing cash.

Equity Portion

Equity securities in which the Portfolio may invest include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, and depositary receipts. The Portfolio may invest in companies of any market capitalization. The Portfolio may invest in real estate securities, including real estate investment trusts and natural resource/commodity securities. The Portfolio is a core product and may invest in either growth securities, value securities, or a blend of both.

Fixed-Income Portion

Fixed-income securities in which the Portfolio may invest include, but are not limited to, short-, intermediate-, and long-term bonds rated investment-grade; international bonds and high-yield bonds rated below investment-grade, commonly known as “junk bonds;” and money market instruments. The Portfolio may also invest in treasury inflation protected securities, asset-backed securities, commercial and residential mortgage-backed securities, other securitized and structured debt products, and private placements.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities, debt instruments, and/or money market instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Restricted Securities Securities that are not registered under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, these securities may be less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid by the Portfolio or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's Class S shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2002-2003) and Class S shares’ performance (2004-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 12.07% and Worst quarter: 4th, 2008, (15.87)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S Shares | ING Balanced Portfolio | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.65%)	[5]
5 Yrs	rr_AverageAnnualReturnYear05	0.13%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	2.89%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 1989	[5]
Class S Shares | ING Balanced Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	94
3 Yrs	rr_ExpenseExampleYear03	293
5 Yrs	rr_ExpenseExampleYear05	509
10 Yrs	rr_ExpenseExampleYear10	1,131
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(10.51%)
2003	rr_AnnualReturn2003	18.57%
2004	rr_AnnualReturn2004	9.06%
2005	rr_AnnualReturn2005	3.99%
2006	rr_AnnualReturn2006	9.62%
2007	rr_AnnualReturn2007	5.31%
2008	rr_AnnualReturn2008	(28.28%)
2009	rr_AnnualReturn2009	18.94%
2010	rr_AnnualReturn2010	13.87%
2011	rr_AnnualReturn2011	(1.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.87%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.66%)
5 Yrs	rr_AverageAnnualReturnYear05	0.12%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2003
Class S Shares | ING Balanced Portfolio | S&P Target Risk Growth Index | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.30%	[2]
5 Yrs	rr_AverageAnnualReturnYear05		[2],[3]
10 Yrs	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Class S Shares | ING Balanced Portfolio | S&P Target Risk Growth Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.30%	[2]
5 Yrs	rr_AverageAnnualReturnYear05		[2],[3]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2],[3]
Class S Shares | ING Balanced Portfolio | BCAB Index | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	5.78%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Class S Shares | ING Balanced Portfolio | BCAB Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[2],[6]
Class S Shares | ING Balanced Portfolio | MSCI EAFE Index | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	4.67%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Class S Shares | ING Balanced Portfolio | MSCI EAFE Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%	[4],[6]
Class S Shares | ING Balanced Portfolio | Russell 3000 Index | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[2]
10 Yrs	rr_AverageAnnualReturnYear10	3.51%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Class S Shares | ING Balanced Portfolio | Russell 3000 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%	[2],[6]

[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.
[3]	The inception date of the S&P Target Risk Growth Index is January 31, 2007.
[4]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[5]	(adjusted)
[6]	Reflects index performance since the date closest to the Class' inception for which data is available.